STOCK-BASED COMPENSATION - Restricted shares (Details) - shares	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted - Shares	0	0
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested, Beginning Balance - Shares	821,644	808,400
Granted - Shares		396,200
Vested - Shares	(500,844)	(382,956)
Non-vested, Ending Balance - Shares	320,800	821,644